Consolidated Statement of Changes in Shareholders' (Deficit) (Parenthetical) (USD $)	12 Months Ended
	May 31, 2014	May 31, 2013
Common Stock issued related to legal settlement per share		$ 0.97
Common Stock issued for services to consultants per share		$ 2.68
Proceeds from unit offering, per unit	1.30
Issuance of common stock for accounts payable , per share		$ 1.21
Warrants granted per share	$ 1.00
Issuance During Period 1st
Common Stock issued for services to directors, per share		$ 1.6
Issuance During Period 2nd
Common Stock issued for services to directors, per share		$ 0.77
Issuance During Period 3rd
Common Stock issued for services to directors, per share		$ 1.00
Issuance During Period 4th
Common Stock issued for services to directors, per share		$ 0.80
Conversion Features one
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.65	$ 0.75
Conversion Features two
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.75	$ 0.75
Conversion Features three
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.65
Conversion Features Four
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.75
Conversion Features Five
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.45
Exercise Price 1
Warrants exercised per share		$ 0.25
Exercise Price 2
Warrants exercised per share		$ 1
Exercise Price 3
Exercise of Common Stock options per share		$ 0.34
Common Stock
Common Stock issued related to legal settlement per share		$ 0.97
Common Stock issued for services to consultants per share		$ 2.68
Proceeds from unit offering, per unit	1.3
Issuance of common stock for accounts payable , per share		$ 1.21
Warrants granted per share	$ 1.00
Common Stock | Issuance During Period 1st
Common Stock issued for services to directors, per share		$ 1.60
Common Stock | Issuance During Period 2nd
Common Stock issued for services to directors, per share		$ 0.77
Common Stock | Issuance During Period 3rd
Common Stock issued for services to directors, per share		$ 1.00
Common Stock | Issuance During Period 4th
Common Stock issued for services to directors, per share		$ 0.80
Common Stock | Conversion Features one
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.65	$ 0.75
Common Stock | Conversion Features two
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.75	$ 0.75
Common Stock | Conversion Features three
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.65
Common Stock | Conversion Features Four
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.75
Common Stock | Conversion Features Five
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.45
Common Stock | Exercise Price 1
Warrants exercised per share		$ 0.25
Common Stock | Exercise Price 2
Warrants exercised per share		$ 1.00
Common Stock | Exercise Price 3
Exercise of Common Stock options per share		$ 0.34